Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Accounting Policies [Line Items]
Cash	$ 0
Total transaction costs incurred in connection with initial public offering	19,845,525
Offering costs allocated to derivative warrant liabilities	570,496
Unrecognized tax benefits	0
Unrecognized tax benefits income tax penalties and interest accrued	$ 0
Potential Ordinary Shares [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	14,750,000
IPO
Accounting Policies [Line Items]
Total transaction costs incurred in connection with initial public offering	$ 22,733,025
Adjustment to additional paid in capital stock issuance costs	22,162,529
Minimum
Accounting Policies [Line Items]
Cash insured with federal depository insurance corporation	$ 250,000
Class A Common Stock Subject To Possible Redemption
Accounting Policies [Line Items]
Temporary equity shares outstanding | shares	40,250,000